Impairment of Long-Lived Assets	6 Months Ended
Jun. 30, 2024
Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

19)Impairment of Long-Lived Assets

The carrying value of the Partnership’s fleet is regularly assessed as events or changes in circumstances may indicate that a vessel’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, and in such situation the carrying amount of the vessel is reduced to its estimated fair value. The Partnership considers factors related to vessel age, expected residual value, ongoing use of the vessels and equipment, shifts in market conditions and other impacting factors associated with the shuttle tanker business as well as the wider global oil and maritime transportation industries.

This exercise in respect of the second quarter of 2024 resulted in an impairment in respect of the Dan Cisne (owing to her sale on September 3, 2024) and the Dan Sabia (owing to the expiry of her charter contract, her high carrying value, and her smaller size being not being optimal for the Brazilian market, therefore affecting the outlook for future employment).The carrying values of the Dan Cisne and the Dan Sabia were written down to their estimated fair value, using a discounted cash flow valuation. Our estimates of future cash flows involve assumptions about future hire rates, vessel utilization, operating expenses, drydocking expenditures, vessel residual values, the remaining estimated life of our vessels, the potential for sale of the two vessels and discount rates. The Partnership’s consolidated statement of operations for the six months ended June 30, 2024, includes a $5.8 million impairment charge related to the Dan Cisne and $10.6 million impairment charge related to the Dan Sabia. The impairment of the Dan Cisne and the Dan Sabia is included in the Partnership’s only segment, the shuttle tanker segment.

This exercise in respect of the second quarter of 2023 resulted in impairments in respect of both the Dan Cisne and the Dan Sabia principally due to their charter contracts moving closer to expiration without being renewed, their high carrying value, and their smaller size not being optimal for the Brazilian market, therefore affecting the outlook for their future employment. The carrying values of the Dan Cisne and the Dan Sabia were written down to their estimated fair value, using a discounted cash flow valuation. The Partnership’s consolidated statement of operations for the six months ended June 30, 2023, includes a $24.5 million impairment charge related to the Dan Cisne and $25.2 million impairment charge related to the Dan Sabia.